Supplemental Cash Flows Information Text Block	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flows Information
Supplemental Cash Flows Information

7. Supplemental Cash Flow Information

	Year ended December 31, 2011 $	Year ended December 31, 2010 $	Year ended December 31, 2009 $	Accumulated from October 23, 2002 (date of inception) to December 31, 2011 $

Cash paid for interest	–	–	–	–
Cash paid for income tax	–	–	–	–
Non-cash investing and financing activities: Non-cash investing and financing activities:
Shares issued to acquire property and equipment	–	–	–	2
Shares issued to settle debt	–	–	–	34,060
Shares issued to settle related party debt	–	–	–	966,160